SCHEDULE OF FINANCIAL LIABILITIES FAIR VALUE THROUGH PROFIT OR LOSS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities at fair value through profit or loss:
Total financial liabilities	$ 18,755	$ 7,867
Total financial liabilities at fair value through profit or loss	16,940	7,867
Financial liabilities at amortized cost:
Total financial liabilities at amortized cost	1,815
Convertible notes [member]
Financial liabilities at fair value through profit or loss:
Total financial liabilities	377	563
Trade and other payables [member]
Financial liabilities at fair value through profit or loss:
Total financial liabilities	12,487	3,622
Bridge loans [member]
Financial liabilities at fair value through profit or loss:
Total financial liabilities	2,233	3,682
Pre paid Advance [member]
Financial liabilities at fair value through profit or loss:
Total financial liabilities	700
Derivatives [member]
Financial liabilities at fair value through profit or loss:
Total financial liabilities	1,143
Convertible promissory note [member]
Financial liabilities at fair value through profit or loss:
Total financial liabilities	1,013
Lease liabilities [member]
Financial liabilities at fair value through profit or loss:
Total financial liabilities	649
Government grants [member]
Financial liabilities at fair value through profit or loss:
Total financial liabilities	153
Borrowing from related parties [member]
Financial liabilities at fair value through profit or loss:
Total financial liabilities